Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Oct. 28, 2013
Document Effective Date	Oct. 28, 2013
Prospectus Date	Oct. 28, 2013
AC One China Fund | Investor Class
Risk/Return:
Trading Symbol	ACOCX
AC One China Fund | Institutional Class
Risk/Return:
Trading Symbol	ACOIX